RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Disclosures
SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL

	2022 $	2021 $	2020 $
Remuneration of Key Management Personnel
Short-term employee benefits	1,894,413	1,035,302	638,659
Post-employment benefits	125,822	79,042	53,614
Share-based payments	387,046	650,911	(32,498)
Other long-term benefits	4,797	4,589	3,231
Termination benefits	-	-	-
Total remuneration of Key Management Personnel	2,412,078	1,787,933	663,006